Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following table sets forth the compensation for our CEO and the average compensation for our other NEOs both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, for each of 2023, 2022 and 2021. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning our pay-for-performance philosophy and how we align executive compensation with the performance of the Company, see the Compensation Discussion & Analysis section of this Proxy Statement.
Year (a)	Summary Compensation Table Total for CEO (b)	Compensation Actually Paid to CEO(1) (c)	Average Summary Compensation Table Total for Non-CEO NEOs (d)	Average Compensation Actually Paid to Non-CEO NEOs(1) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions)(4) (h)
					Total Shareholder Return(2) (f)	Peer Group Total Shareholder Return(3) (g)		Adjusted EBITDA (millions)(5) (i)
2023	$4,857,820	$4,917,699	$1,390,429	$1,402,202	$97	$114	$(81.7)	$923.5
2022	$5,011,198	$(2,837,826)	$1,503,743	$330,113	$81	$100	$(8.1)	$905.9
2021	$5,018,444	$6,289,079	$2,396,584	$2,078,726	$193	$132	$124.7	$878.3
2020	$6,787,463	$10,076,404	$2,825,391	$3,502,562	$153	$92	$(718.8)	$818.8

(1)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to Mr. Gunderman, our CEO, for all applicable years and the average of the “compensation actually paid” to our Non-CEO NEOs. The dollar amounts reported as “compensation actually paid” do not reflect the actual amount of compensation earned by or paid to our CEO or our Non-CEO NEOs during the applicable years. The Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Messrs. Bullington, Heard, Friloux and Mudry; (ii) for 2022, Messrs. Bullington, Heard and Friloux; (iii) for 2021, Messrs. Bullington and Heard and Mr. Mark A. Wallace (our former CFO); and (iv) for 2020, Messrs. Heard and Wallace. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table (SCT) Total(i)	Reported Value of Equity Awards(ii)	Equity Award Adjustments(iii)	Compensation Actually Paid
	A	B	C	A-B+C
Company’s CEO
2023	4,857,820	3,110,628	3,170,507	4,917,699
Average of Non-CEO NEOs
2023	1,390,429	681,478	693,251	1,402,202

(i)
Reflects the amounts (or the average amounts in regards to the Non-CEO NEOs) represented in the “Total” column of the Summary Compensation Table for the applicable years.

(ii)
Reflects the grant date fair value of equity awards granted to the CEO (or the average amounts with regard to the Non-CEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered years.

(iii)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) as set forth in the chart below:

Year	Plus Year End Fair Value of Outstanding Unvested Stock Awards Granted in the Year	Year over Year Change (Positive or Negative) in Fair Value at Year End of Outstanding and Unvested Stock Awards Granted in Prior Years	Year over Year Change (Positive or Negative) in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Less Year End Fair Value of Awards Granted in Prior Years that Failed to Meet the Applicable Vesting Conditions in the Year	Plus Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Company’s CEO
2023	3,227,968	(299,366)	(22,414)	—	264,319	3,170,507
Average of Non-CEO NEOs
2023	707,185	(56,305)	(2,941)	—	45,312	693,251

(2)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the price of our common stock at the end and the beginning of the measurement period by the price of our common stock at the beginning of the measurement period.

(3)
The peer group used for this purpose is the MSCI US REIT Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023.

(4)
The dollar amounts reported represent the amount of net income reflected as required in our audited consolidated financial statements for the applicable year.

(5)
Adjusted EBITDA is defined as EBITDA before stock-based compensation expense and the impact, which may be recurring in nature, of acquisition, pursuit, transaction and integration related costs (including unsuccessful acquisition pursuit costs), costs associated with Windstream’s bankruptcy, costs associated with litigation claims made against us, and costs associated with the implementation of our enterprise resource planning system, costs related to the settlement with Windstream, goodwill impairment charges, executive severance costs, amortization of non-cash rights-of-use assets, the write off of unamortized deferred financing costs, costs incurred as a result of the early repayment of debt, including early tender and redemption premiums and costs associated with the termination of related hedging activities, gains or losses on dispositions, changes in the fair value of contingent consideration and financial instruments, and other similar or infrequent items (although we may not have had such charges in the periods presented). EBITDA is defined as net income before interest expense, provision for income taxes and depreciation and amortization. Adjusted EBITDA includes adjustments to reflect the Company’s share of Adjusted EBITDA from unconsolidated entities. Our computations of Adjusted EBITDA are consistent with that which was previously disclosed in our public filings for the years indicated.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to Mr. Gunderman, our CEO, for all applicable years and the average of the “compensation actually paid” to our Non-CEO NEOs. The dollar amounts reported as “compensation actually paid” do not reflect the actual amount of compensation earned by or paid to our CEO or our Non-CEO NEOs during the applicable years. The Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Messrs. Bullington, Heard, Friloux and Mudry; (ii) for 2022, Messrs. Bullington, Heard and Friloux; (iii) for 2021, Messrs. Bullington and Heard and Mr. Mark A. Wallace (our former CFO); and (iv) for 2020, Messrs. Heard and Wallace. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid
Peer Group Issuers, Footnote
(3)
The peer group used for this purpose is the MSCI US REIT Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2023.

PEO Total Compensation Amount	$ 4,857,820	$ 5,011,198	$ 5,018,444	$ 6,787,463
PEO Actually Paid Compensation Amount	$ 4,917,699	(2,837,826)	6,289,079	10,076,404
Adjustment To PEO Compensation, Footnote
(1)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to Mr. Gunderman, our CEO, for all applicable years and the average of the “compensation actually paid” to our Non-CEO NEOs. The dollar amounts reported as “compensation actually paid” do not reflect the actual amount of compensation earned by or paid to our CEO or our Non-CEO NEOs during the applicable years. The Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Messrs. Bullington, Heard, Friloux and Mudry; (ii) for 2022, Messrs. Bullington, Heard and Friloux; (iii) for 2021, Messrs. Bullington and Heard and Mr. Mark A. Wallace (our former CFO); and (iv) for 2020, Messrs. Heard and Wallace. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table (SCT) Total(i)	Reported Value of Equity Awards(ii)	Equity Award Adjustments(iii)	Compensation Actually Paid
	A	B	C	A-B+C
Company’s CEO
2023	4,857,820	3,110,628	3,170,507	4,917,699
Average of Non-CEO NEOs
2023	1,390,429	681,478	693,251	1,402,202

(i)
Reflects the amounts (or the average amounts in regards to the Non-CEO NEOs) represented in the “Total” column of the Summary Compensation Table for the applicable years.

(ii)
Reflects the grant date fair value of equity awards granted to the CEO (or the average amounts with regard to the Non-CEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered years.

(iii)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) as set forth in the chart below:

Year	Plus Year End Fair Value of Outstanding Unvested Stock Awards Granted in the Year	Year over Year Change (Positive or Negative) in Fair Value at Year End of Outstanding and Unvested Stock Awards Granted in Prior Years	Year over Year Change (Positive or Negative) in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Less Year End Fair Value of Awards Granted in Prior Years that Failed to Meet the Applicable Vesting Conditions in the Year	Plus Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Company’s CEO
2023	3,227,968	(299,366)	(22,414)	—	264,319	3,170,507
Average of Non-CEO NEOs
2023	707,185	(56,305)	(2,941)	—	45,312	693,251

Non-PEO NEO Average Total Compensation Amount	$ 1,390,429	1,503,743	2,396,584	2,825,391
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,402,202	330,113	2,078,726	3,502,562
Adjustment to Non-PEO NEO Compensation Footnote
(1)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to Mr. Gunderman, our CEO, for all applicable years and the average of the “compensation actually paid” to our Non-CEO NEOs. The dollar amounts reported as “compensation actually paid” do not reflect the actual amount of compensation earned by or paid to our CEO or our Non-CEO NEOs during the applicable years. The Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Messrs. Bullington, Heard, Friloux and Mudry; (ii) for 2022, Messrs. Bullington, Heard and Friloux; (iii) for 2021, Messrs. Bullington and Heard and Mr. Mark A. Wallace (our former CFO); and (iv) for 2020, Messrs. Heard and Wallace. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table (SCT) Total(i)	Reported Value of Equity Awards(ii)	Equity Award Adjustments(iii)	Compensation Actually Paid
	A	B	C	A-B+C
Company’s CEO
2023	4,857,820	3,110,628	3,170,507	4,917,699
Average of Non-CEO NEOs
2023	1,390,429	681,478	693,251	1,402,202

(i)
Reflects the amounts (or the average amounts in regards to the Non-CEO NEOs) represented in the “Total” column of the Summary Compensation Table for the applicable years.

(ii)
Reflects the grant date fair value of equity awards granted to the CEO (or the average amounts with regard to the Non-CEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered years.

(iii)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) as set forth in the chart below:

Year	Plus Year End Fair Value of Outstanding Unvested Stock Awards Granted in the Year	Year over Year Change (Positive or Negative) in Fair Value at Year End of Outstanding and Unvested Stock Awards Granted in Prior Years	Year over Year Change (Positive or Negative) in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Less Year End Fair Value of Awards Granted in Prior Years that Failed to Meet the Applicable Vesting Conditions in the Year	Plus Value of Dividends or other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
Company’s CEO
2023	3,227,968	(299,366)	(22,414)	—	264,319	3,170,507
Average of Non-CEO NEOs
2023	707,185	(56,305)	(2,941)	—	45,312	693,251

Compensation Actually Paid vs. Total Shareholder Return
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The following graph compares the amount of compensation actually paid to our CEO and the average compensation actually paid to our Non-CEO NEOs with our cumulative TSR and the TSR of our peer group over the four years presented in the table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following graph compares the amount of compensation actually paid to our CEO and the average compensation paid to our Non-CEO NEOs to our net income over the four years presented in the table. We do not use net income as a performance measure in the overall executive compensation program because net income is impacted by non-cash items that may not be reflective of our performance.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
Because a significant portion of our NEOs’ compensation is comprised of equity grants, stock price and TSR likely represent the most important performance measures used by us to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to our performance. Other than stock price and TSR, however, we believe Adjusted EBITDA is the financial performance measure that, in our assessment, represents the next most important performance measure (that is not otherwise required to be disclosed in the Pay Versus Performance Table) used by us to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to our performance. This is because we use Adjusted EBITDA to assess and evaluate our performance on an unleveraged basis. Moreover, it is one of the most important and closely followed measures of our performance by the investing community and our stockholders.
While we do not utilize Adjusted EBITDA as a performance measure in our overall executive compensation program, we believe it is helpful in assessing our NEOs’ compensation relative to our Company’s performance because (i) Adjusted EBITDA generally correlates to Consolidated AFFO (one of the performance measures used in our 2023 STIP) and (ii) the other measures we used in the 2023 STIP are key drivers of Adjusted EBITDA and the measures that can be most directly influenced by our management team. As discussed in the Compensation Discussion & Analysis, less than 30% of our NEOs’ total target direct compensation consists of amounts determined under the 2023 STIP, which is consistent with the STIP in 2022 and 2021. Accordingly, while there is a closer correlation between Adjusted EBITDA and our NEOs’ payouts under our annual STIPs, our NEOs’ total compensation actually paid is much more heavily impacted by variations in our stock price than variations in those factors that can be directly influenced by our NEOs, such as Adjusted EBITDA or any measure used in our annual STIP.
While the table below shows growth in Adjusted EBITDA over the four years presented in the table, the amount of compensation actually paid to our CEO and the average compensation paid to our Non-CEO NEOs has not increased over the same period due in large part to stock price performance over the same period rather than variations in Adjusted EBITDA.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The following graph compares the amount of compensation actually paid to our CEO and the average compensation actually paid to our Non-CEO NEOs with our cumulative TSR and the TSR of our peer group over the four years presented in the table.

Tabular List, Table
Financial Performance Measures
As described in greater detail in the Compensation Discussion & Analysis, our executive compensation program reflects a variable pay-for-performance philosophy. The metrics that we use for both our short and long-term compensation programs are selected based on the objective of incentivizing the NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by us to link executive compensation actually paid to the NEOs, for the most recently completed fiscal year, to our performance are as follows:
•
Adjusted EBITDA

Consolidated SG&A

Consolidated AFFO

Churn

Consolidated Bookings

Consolidated Installations

Relative TSR (our TSR as compared to a peer group established by the Compensation Committee)

Total Shareholder Return Amount	$ 97	81	193	153
Peer Group Total Shareholder Return Amount	114	100	132	92
Net Income (Loss)	$ (81,700,000)	$ (8,100,000)	$ 124,700,000	$ (718,800,000)
Company Selected Measure Amount	923,500,000	905,900,000	878,300,000	818,800,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)
Adjusted EBITDA is defined as EBITDA before stock-based compensation expense and the impact, which may be recurring in nature, of acquisition, pursuit, transaction and integration related costs (including unsuccessful acquisition pursuit costs), costs associated with Windstream’s bankruptcy, costs associated with litigation claims made against us, and costs associated with the implementation of our enterprise resource planning system, costs related to the settlement with Windstream, goodwill impairment charges, executive severance costs, amortization of non-cash rights-of-use assets, the write off of unamortized deferred financing costs, costs incurred as a result of the early repayment of debt, including early tender and redemption premiums and costs associated with the termination of related hedging activities, gains or losses on dispositions, changes in the fair value of contingent consideration and financial instruments, and other similar or infrequent items (although we may not have had such charges in the periods presented). EBITDA is defined as net income before interest expense, provision for income taxes and depreciation and amortization. Adjusted EBITDA includes adjustments to reflect the Company’s share of Adjusted EBITDA from unconsolidated entities. Our computations of Adjusted EBITDA are consistent with that which was previously disclosed in our public filings for the years indicated.

Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated SG&A
Measure:: 3
Pay vs Performance Disclosure
Name	Consolidated AFFO
Measure:: 4
Pay vs Performance Disclosure
Name	Churn
Measure:: 5
Pay vs Performance Disclosure
Name	Consolidated Bookings
Measure:: 6
Pay vs Performance Disclosure
Name	Consolidated Installations
Measure:: 7
Pay vs Performance Disclosure
Name	Relative TSR (our TSR as compared to a peer group established by the Compensation Committee)
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,110,628)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,170,507
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,227,968
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(299,366)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,414)
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	264,319
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(681,478)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	693,251
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	707,185
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,305)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,941)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 45,312